Treasury Shares (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jul. 31, 2024
Treasury Shares and Reverse ADS Split [Line Items]
Total consideration (in Dollars)	$ 1,569
ADSs recorded as treasury stock		868,349
Treasury stock, shares	1,307,229	24,818
Ordinary shares par value (in Dollars per share)	$ 0.04
ADSs [Member]
Treasury Shares and Reverse ADS Split [Line Items]
Repurchased an aggregate shares		1,306,486
Total consideration (in Dollars)		$ 17,400
Shares cancelled		438,137
Mr. Herman Man Guo [Member]
Treasury Shares and Reverse ADS Split [Line Items]
Treasury stock, shares	1,307,229		24,818